DERIVATIVE FINANCIAL INSTRUMENTS Narratives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) types	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Derivative [Line Items]
Derivatives, Derivative Types | types	2
Period of time that currency exchange forward contracts generally mature (in years)	1 year
Unrealized net gains (losses) included in Accumulated other Comprehensive Income [Abstract]
Balance at beginning of period	$ 2.3	$ (0.7)	$ 2.7
Additional gains (losses) – net	(5.7)	9.2	(1.4)
Amounts reclassified to earnings	1.0	(6.2)	(2.0)
Balance at end of period	(2.4)	2.3	(0.7)
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	(2.4)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Derivative [Line Items]
Foreign Currency Cash Flow Hedge Derivative at Fair Value, Net	(2.6)	(3.1)
Interest Rate Cash Flow Hedge Derivative at Fair Value, Net		0.2
Foreign Exchange Contract
Derivative [Line Items]
Derivative, Notional Amount	245.5
Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument
Derivative [Line Items]
Derivative, Notional Amount	194.0
Unrealized gain on fair value of currency exchange forward cash flow hedge contracts	(2.7)
Other Comprehensive Income (Loss) | Cash Flow Hedging | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4.7)	3.0	(3.4)
Other Comprehensive Income (Loss) | Cash Flow Hedging | Foreign Exchange Contract | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(4.5)	2.8	(3.4)
Other Comprehensive Income (Loss) | Cash Flow Hedging | Interest Rate Swap | Designated as Hedging Instrument
Derivative [Line Items]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(0.2)	$ 0.2	$ 0.0
Materials Handling and Port Solutions Sale | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Derivative [Line Items]
Foreign Currency Cash Flow Hedge Derivative at Fair Value, Net	2.0
Materials Handling and Port Solutions Sale | Foreign Exchange Contract
Derivative [Line Items]
Derivative, Notional Amount	$ 100.0